UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-01660

Exact name of registrant as specified in charter:	Prudential’s Gibraltar Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2014

Date of reporting period:	3/31/2014

Item 1. Schedule of Investments

Prudential’s Gibraltar Fund, Inc.

Schedule of Investments

as of March 31, 2014 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.7%
COMMON STOCKS
Aerospace & Defense — 10.0%
Boeing Co. (The)	38,287	$4,804,635
Precision Castparts Corp.	17,889	4,521,624
United Technologies Corp.	50,739	5,928,345

		15,254,604

Biotechnology — 9.2%
BioMarin Pharmaceutical, Inc.*	71,138	4,852,323
Celgene Corp.*	22,177	3,095,909
Gilead Sciences, Inc.*	45,067	3,193,448
Vertex Pharmaceuticals, Inc.*	42,230	2,986,505

		14,128,185

Capital Markets — 2.3%
Morgan Stanley	114,943	3,582,773

Chemicals — 2.5%
Monsanto Co.	33,737	3,838,259

Energy Equipment & Services — 1.2%
Schlumberger Ltd.	19,549	1,906,028

Food & Staples Retailing — 6.1%
Costco Wholesale Corp.	41,897	4,679,057
Sprouts Farmers Market, Inc.*	1,485	53,505
Whole Foods Market, Inc.	91,372	4,633,474

		9,366,036

Food Products — 3.3%
Mondelez International, Inc. (Class A Stock)	145,051	5,011,512

Health Care Providers & Services — 5.0%
Express Scripts Holding Co.*	48,764	3,661,689
UnitedHealth Group, Inc.	48,269	3,957,575

		7,619,264

Health Care Technology
Castlight Health, Inc. (Class B Stock)*	1,923	40,806

Internet & Catalog Retail — 6.1%
Amazon.com, Inc.*	22,571	7,595,593
Coupons.com, Inc.*	1,706	42,053
TripAdvisor, Inc.*	19,248	1,743,676

		9,381,322

Internet Software & Services — 8.2%
Facebook, Inc. (Class A Stock)*	47,848	2,882,364
Google, Inc. (Class A Stock)*	8,222	9,163,501
Twitter, Inc.*	10,650	497,035

		12,542,900

IT Services — 6.5%
MasterCard, Inc. (Class A Stock)	82,710	6,178,437
Visa, Inc. (Class A Stock)	17,305	3,735,457

		9,913,894

Media — 2.9%
Walt Disney Co. (The)	54,905	4,396,243

Oil, Gas & Consumable Fuels — 4.5%
Anadarko Petroleum Corp.	28,217	2,391,673
Concho Resources, Inc.*	36,204	4,434,990

		6,826,663

Pharmaceuticals — 7.9%
Merck & Co., Inc.	85,081	4,830,048
Novo Nordisk A/S (Denmark), ADR	105,230	4,803,750
Perrigo Co. PLC	15,555	2,405,736

		12,039,534

Road & Rail — 3.2%
Canadian Pacific Railway Ltd. (Canada)	32,461	4,883,108

Semiconductors & Semiconductor Equipment — 3.1%
ARM Holdings PLC (United Kingdom), ADR	34,856	1,776,611
Maxim Integrated Products, Inc.	90,485	2,996,863

		4,773,474

Software — 4.0%
Adobe Systems, Inc.*	27,555	1,811,466
FireEye, Inc.*	28,997	1,785,345
Red Hat, Inc.*	47,727	2,528,577

		6,125,388

Specialty Retail — 2.2%
TJX Cos., Inc. (The)	56,254	3,411,805

Technology Hardware, Storage & Peripherals — 5.3%
Apple, Inc.	15,122	8,116,582

Textiles, Apparel & Luxury Goods — 4.2%
NIKE, Inc. (Class B Stock)	86,086	6,358,312

TOTAL LONG-TERM INVESTMENTS (cost $86,623,678)		149,516,692

SHORT-TERM INVESTMENT — 2.5%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $3,906,049)(a)	3,906,049	3,906,049

TOTAL INVESTMENTS — 100.2% (cost $90,529,727)(b)		153,422,741
Liabilities in excess of other assets — (0.2)%		(367,499)

NET ASSETS — 100.0%		$153,055,242

The following abbreviation is used in the portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.
(a)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(b)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$90,805,075

Appreciation	63,230,090
Depreciation	(612,424)

Net Unrealized Appreciation	$62,617,666

The book basis may differ from tax basis due to certain tax related adjustments.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$15,254,604	$—	$—
Biotechnology	14,128,185	—	—
Capital Markets	3,582,773	—	—
Chemicals	3,838,259	—	—
Energy Equipment & Services	1,906,028	—	—
Food & Staples Retailing	9,366,036	—	—
Food Products	5,011,512	—	—
Health Care Providers & Services	7,619,264	—	—
Health Care Technology	40,806	—	—
Internet & Catalog Retail	9,381,322	—	—
Internet Software & Services	12,542,900	—	—
IT Services	9,913,894	—	—
Media	4,396,243	—	—
Oil, Gas & Consumable Fuels	6,826,663	—	—
Pharmaceuticals	12,039,534	—	—
Road & Rail	4,883,108	—	—
Semiconductors & Semiconductor Equipment	4,773,474	—	—
Software	6,125,388	—	—
Specialty Retail	3,411,805	—	—
Technology Hardware, Storage & Peripherals	8,116,582	—	—
Textiles, Apparel & Luxury Goods	6,358,312	—	—
Affiliated Money Market Mutual Fund	3,906,049	—	—

Total	$153,422,741	$—	$—

Notes to the Schedule of Investments (Unaudited)

Security Valuation: The Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Common stocks, exchange-traded funds, and derivative instruments that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price; they are classified as Level 1 in the fair value hierarchy except for exchange-traded and cleared swaps which are classified as Level 2 in the fair value hierarchy, as the prices are not public.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and asked prices, or at the last bid price in the absence of an asked price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable and considered to be significant to the valuation.

Common stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable and considered to be significant to the valuation.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that significant unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Fund invests in the Prudential Core Taxable Money Market Fund, a portfolio of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential’s Gibraltar Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date	May 20, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Timothy S. Cronin
Timothy S. Cronin
Acting Principal Executive Officer

Date	May 20, 2014

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial Officer

Date	May 20, 2014

*	Print the name and title of each signing officer under his or her signature.